Label	Element	Value
MFS® Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is December 11, 2020. MFS® Global Bond Fund Effective April 30, 2021, the name of the fund will change to MFS® Global Opportunistic Bond Fund.
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Global Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective May 1, 2021, the first paragraph in the sub-section entitled "Fees and Expenses" under the main heading "Summary of Key Information" is restated in its entirety as follows:

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.

Effective May 1, 2021, the "Annual Fund Operating Expenses" table in the sub-section entitled "Fees and Expenses" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted to reflect current fee arrangements.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Effective May 1, 2021, the table in the sub-section entitled "Example" under the main heading "Summary of Key Information" is restated in its entirety as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective April 30, 2021, all instances of Bloomberg Barclays Global Aggregate Bond Index in the sub-sections entitled "Principal Investment Strategies" beneath the main headings entitled "Summary of Key Information" and "Investment Objective, Strategies, and Risks" are replaced with Bloomberg Barclays Global Aggregate Bond Index (USD Hedged).

Effective April 30, 2021, the third paragraphs in each of the sub-sections entitled "Principal Investment Strategies" beneath their main headings entitled "Summary of Key Information" and "Investment Objective, Strategies, and Risks" are replaced in their entirety as follows:

MFS generally focuses on investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective April 30, 2021, "Currency Risk" under the sub-section entitled "Principal Risks" beneath the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

The use of foreign exchange contracts to reduce foreign currency exposure will not completely eliminate the exposure to foreign currency movements.  In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Effective April 30, 2021, the second paragraph in the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund's investment policies and strategies changed effective April 30, 2021. Performance information prior to December 1, 2014, reflects time periods when the fund had (i) a policy of focusing its investments on debt instruments of U.S. and foreign governments and (ii) a policy permitting the fund to invest up to 100% of its assets in less than investment grade quality debt instruments (lower quality debt instruments). The fund's investment policies and strategies changed effective December 1, 2014. The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Effective April 30, 2021, the Performance Table in the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows in order to reflect the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) as the primary performance comparison for the fund:

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2021, the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) replaced the Bloomberg Barclays Global Aggregate Bond Index (USD Unhedged) as the primary performance comparison for the fund because the adviser believes the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) better reflects the fund's updated investment strategies as of April 30, 2021.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Effective April 30, 2021, the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) replaced the Bloomberg Barclays Global Aggregate Bond Index (USD Unhedged) as the primary performance comparison for the fund because the adviser believes the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) better reflects the fund's updated investment strategies as of April 30, 2021.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2019)
MFS® Global Bond Fund | Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Global Bond Fund | Bloomberg Barclays Global Aggregate Bond Index (USD Unhedged)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Bloomberg Barclays Global Aggregate Bond Index (USD Unhedged)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Global Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.97%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 520
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,668
Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Global Bond Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.68%
MFS® Global Bond Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.85%
MFS® Global Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 575
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	855
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,170
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	555
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,933
Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Global Bond Fund | C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 275
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	555
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	555
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,933
Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Global Bond Fund | I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,005
Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Global Bond Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	555
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,130
Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Global Bond Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,583
Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Global Bond Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,298
Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Global Bond Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,005
Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010
MFS® Global Bond Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	216
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	389
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 890
Label	rr_AverageAnnualReturnLabel	R6 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2010

[1]	Effective May 1, 2021, Massachusetts Financial Services Company ("MFS") has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.97% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.72% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.72% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.22% of the class' average daily net assets annually for Class R2 shares, and 0.64% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least March 31, 2023. For the period from August 1, 2020 to April 30, 2021, MFS had agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" did not exceed 1.03% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.78% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.78% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.28% of the class' average daily net assets annually for Class R2 shares, and 0.72% of the class' average daily net assets annually for Class R6 shares. This written agreement terminated on April 30, 2021. For the period from December 1, 2018 to July 31, 2020, MFS had agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" did not exceed 1.05% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.80% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.80% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.30% of the class' average daily net assets annually for Class R2 shares, and 0.74% of the class' average daily net assets annually for Class R6 shares. This written agreement terminated on July 31, 2020.